Retail | Vanguard Energy Fund
Fund Summary
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees<br/><br/> (Fees paid directly from your investment)
Shareholder Fees - Retail - Vanguard Energy Fund - USD ($)		Investor Shares	Admiral Shares
Sales Charge (Load) Imposed on Purchases		none	none
Purchase Fee		none	none
Sales Charge (Load) Imposed on Reinvested Dividends		none	none
Redemption Fee		none	none
Account Service Fee (for certain fund account balances below $10,000)	[1]	$ 20	$ 20
[1]	/year

Annual Fund Operating Expenses<br/><br/> (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail - Vanguard Energy Fund	Investor Shares	Admiral Shares
Management Fees	0.34%	0.27%
12b-1 Distribution Fee	none	none
Other Expenses	0.03%	0.02%
Total Annual Fund Operating Expenses	0.37%	0.29%

Examples
The following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Retail - Vanguard Energy Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Shares	38	119	208	468
Admiral Shares	30	93	163	368

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in the common stocks of companies principally engaged in activities in the energy industry, such as the exploration, production, and transmission of energy or energy fuels; the making and servicing of component products for such activities; energy research; and energy conservation or pollution control. The Fund may invest in foreign stocks as part of its principal investment strategy. The Fund uses multiple investment advisors. Each advisor independently selects and maintains a portfolio of common stocks for the Fund.
Principal Risks
An investment in the Fund could lose money over short or long periods of time. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund’s performance:

• Industry concentration risk, which is the chance that there will be particular problems affecting an entire industry. Any fund that concentrates in a particular industry will generally be more volatile than a fund that invests more broadly. Because the Fund normally invests at least 80% of its assets in the common stocks of companies principally engaged in activities in the energy industry, the Fund’s performance largely depends—for better or for worse—on the overall condition of the energy industry. The energy industry could be adversely affected by energy prices, supply-and-demand for energy resources, and various political, regulatory, and economic factors. Additionally, commodity prices may have a significant impact on the stock prices of energy companies.

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund’s investments in foreign stocks can be riskier than U.S. stock investments. Foreign stocks may be more volatile and less liquid than U.S. stocks. The prices of foreign stocks and the prices of U.S. stocks may move in opposite directions.

• Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

• Country risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries.
• Currency risk, which is the chance that the value of a foreign investment, measured in
• dollars, will decrease because of unfavorable changes in currency exchange rates.
• Asset concentration risk, which is the chance that, because the Fund tends to invest a high percentage of assets in its ten largest holdings, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of relevant market indexes and a comparative benchmark, which have investment characteristics similar to those of the Fund. The Spliced Energy Index reflects the performance of the S&P Energy Sector Index through May 31, 2010, and the MSCI ACWI Energy Index thereafter. The MSCI ACWI Energy Index returns are adjusted for withholding taxes. Returns for the Global Natural Resources Funds Average are derived from data provided by Lipper, a Thomson Reuters Company. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Annual Total Returns — Vanguard Energy Fund Investor Shares
[1]	The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2019, was 15.16%.

During the periods shown in the bar chart, the highest return for a calendar quarter was 20.94% (quarter ended June 30, 2009), and the lowest return for a quarter was –23.34% (quarter ended December 31, 2018).
Average Annual Total Returns for Periods Ended December 31, 2018
Average Annual Total Returns - Retail - Vanguard Energy Fund		1 Year	5 Years	10 Years
Investor Shares		(17.15%)	(5.20%)	3.66%
Investor Shares | Return After Taxes on Distributions		(17.71%)	(6.05%)	2.79%
Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares		(9.74%)	(3.87%)	3.01%
Admiral Shares		(17.08%)	(5.13%)	3.73%
MSCI ACWI Energy Index (reflects no deduction for fees or expenses)	[1]	(13.27%)	(4.47%)	2.94%
S&P Energy Sector Index (reflects no deduction for fees, expenses, or taxes)	[1]	(18.10%)	(5.56%)	3.50%
Spliced Energy Index (reflects no deduction for fees, expenses, or taxes)	[1]	(13.27%)	(4.47%)	1.77%
Global Natural Resources Funds Average (reflects no deduction for taxes)	[1]	(19.89%)	(6.99%)	0.90%
[1]	Comparative Benchmarks

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.